Profit for the Year	12 Months Ended
Apr. 30, 2023
Text Block [Abstract]
Profit For The Year

12.	PROFIT FOR THE YEAR
Profit for the year has been arrived at after charging:

	2021	2022	2023
	US$	US$	US$
Directors’ emoluments
Salaries, allowances and other benefits	570	509	1,125
Retirement benefit scheme contributions (note)	9	8	9
Staff costs
Salaries, allowances and other benefits	5,456	8,616	8,610
Retirement benefit scheme contributions (note)	158	160	124
Share of losses of joint ventures (including in other expenses)	—	—	401
Depreciation and amortization	631	846	1,988

Note:
The Group operates a Mandatory Provident Fund Scheme and Central Provident Fund Scheme for all qualifying employees in Hong Kong and Singapore, respectively. The assets of the schemes are held separately from those of the Group, in funds under the control of trustees.